Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
5.	INVENTORIES

Inventories consisted of the following:

	December 31,	December 31,
	2020	2019
Raw materials	175	137
Work-in-process	1,120	1,104
Finished products	546	450
Total	1,841	1,691

Reserve for obsolescence is estimated for excess uncommitted inventories based on the previous quarters sales, backlog of orders and production plans.